Consolidated Statements of Income (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings loss per share from continuing operations	R$ 0.75215	R$ 0.43170	R$ 1.09201
Diluted earnings loss per share from continuing operations	0.75215	0.43170	1.09201
Basic earnings loss per share	0.78574	0.38839	1.61429
Diluted earnings loss per share	0.78574	0.38839	1.61429
Class A Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings loss per share from continuing operations	0.87237	0.55106	1.28802
Diluted earnings loss per share from continuing operations	0.87237	0.55106	1.28802
Basic earnings loss per share	0.90931	0.50343	1.86252
Diluted earnings loss per share	0.90931	0.50343	1.86252
Class B Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings loss per share from continuing operations	0.76906	0.46509	1.38297
Diluted earnings loss per share from continuing operations	0.76906	0.46509	1.38297
Basic earnings loss per share	0.80600	0.41745	1.95747
Diluted earnings loss per share	R$ 0.80600	R$ 0.41745	R$ 1.95747